Long-Term Debt (Details) - Schedule of principal maturities of long-term debt - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Principal Maturities Of Long Term Debt Abstract
2023		$ 10,000
2024		10,000
2025	50,000	833
2026
Total	$ 50,000	$ 20,833